Acquisitions (Summary of Acquisitions) (Details) - USD ($) $ in Thousands				1 Months Ended
	Sep. 08, 2015	Jun. 24, 2014	Dec. 16, 2013	Feb. 28, 2014	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
Preliminary Allocation:
Goodwill					$ 15,652	$ 26,401	$ 26,986
Wetpaint.com Inc.
Consideration transferred:
Shares issued in business combination			$ 31,554
Cash consideration			1,619	$ 3,367
Notes issued to sellers			6,100
Total consideration transferred			39,273
Preliminary Allocation:
Goodwill			23,788
Intangible assets			19,009
Other Assets			1,659
Total liabilities			(5,183)
Total			$ 39,273
Choose Digital Inc.
Consideration transferred:
Shares issued in business combination		$ 8,893
Cash consideration		782
Notes issued to sellers		2,570
Total consideration transferred		12,245
Preliminary Allocation:
Goodwill		6,921
Intangible assets		4,660
Other Assets		1,033
Total liabilities		(369)
Total		$ 12,245
DraftDay
Consideration transferred:
Notes issued to sellers	$ 2,250
Total consideration transferred	5,035
Preliminary Allocation:
Goodwill	2,622
Intangible assets	2,396
Other Assets	803
Total liabilities	(786)
Total	5,035
DDGG Warrants | DraftDay
Consideration transferred:
Shares issued in business combination	62
Viggle Common Stock | Viggle | DraftDay
Consideration transferred:
Shares issued in business combination	1,760
DDGG Common Stock | DDGG | DraftDay
Consideration transferred:
Shares issued in business combination	$ 963